Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022

September 7, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 02549

Re: 	Mutual of America Life Insurance Company Separate Account 							No. 3
	File No. 811-09487

Commissioners:

Semi-Annual Reports, dated June 30, 2011, of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Mutual of America Separate Account No. 3 of Mutual of
America Life Insurance Company pursuant to rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain funds of the Mutual of America Investment Corporation are incorporated by reference as filed on form N-CSR, CIK No. 0000795259, File No. 811-05084.

The semi-annual report for the Oppenheimer Main Street Fund / VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000752737, File No. 811-04108.

The semi-annual reports for certain portfolios of Scudder Variable Series I are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.

The semi-annual reports for certain portfolios of the Vanguard
Variable Insurance Fund are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.

The semi-annual reports for certain portfolios of the Fidelity Variable Insurance Products Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000927384, File No. 811-07205.

The semi-annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The semi-annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR,CIK No. 0000708950, File No. 811-03591.


Sincerely,


/s/ Myron O. Schlanger
Myron O. Schlanger
Senior Vice President and Associate Treasurer